Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 27.2%
Alumina Ltd.	1,029,684	$1,327,765
BHP Group Ltd.	1,238,928	34,754,267
BHP Group PLC	888,280	20,143,657
BlueScope Steel Ltd.	212,000	2,671,229
Champion Iron Ltd.(a)	128,260	426,233
Deterra Royalties Ltd.(a)	180,412	611,508
Fortescue Metals Group Ltd.	713,023	9,577,880
IGO Ltd.	226,204	781,722
Iluka Resources Ltd.	180,412	709,881
Jupiter Mines Ltd.	563,284	116,216
Lynas Corp. Ltd.(a)	372,060	1,036,296
Mineral Resources Ltd.(b)	68,264	1,626,210
Mount Gibson Iron Ltd.	170,236	94,079
Nickel Mines Ltd.	359,976	286,468
Orocobre Ltd.(a)(b)	113,844	346,449
OZ Minerals Ltd.	137,376	1,652,001
Perenti Global Ltd.	259,488	249,521
Pilbara Minerals Ltd.(a)(b)	705,324	369,000
Rio Tinto Ltd.	155,396	11,610,662
Sandfire Resources Ltd.	71,020	229,210
Sims Ltd.	72,080	602,292
South32 Ltd.	2,034,988	3,598,755
Western Areas Ltd.(b)	117,448	194,719

		93,016,020

Austria — 0.5%
voestalpine AG	48,972	1,572,295

Belgium — 0.1%
Bekaert SA	16,112	495,320

Brazil — 6.9%
Cia. Siderurgica Nacional SA	296,800	1,295,502
Vale SA	1,547,688	22,412,978

		23,708,480

Canada — 3.8%
Altius Minerals Corp.	16,536	145,212
ERO Copper Corp.(a)	27,348	470,185
First Quantum Minerals Ltd.	246,980	3,512,494
Hudbay Minerals Inc.	98,156	622,612
Ivanhoe Mines Ltd., Class A(a)	254,612	1,194,568
Labrador Iron Ore Royalty Corp.	26,924	546,209
Largo Resources Ltd.(a)	135,680	110,981
Lithium Americas Corp.(a)	20,564	232,315
Lundin Mining Corp.	276,448	2,214,315
New Pacific Metals Corp.(a)	32,055	175,376
Stelco Holdings Inc.	15,052	194,669
Teck Resources Ltd., Class B	197,838	3,132,677
Turquoise Hill Resources Ltd.(a)	42,104	409,376
Wallbridge Mining Co. Ltd.(a)(b)	213,696	125,325

		13,086,314

Chile — 0.1%
CAP SA	26,500	250,479

China — 2.1%
Aluminum Corp. of China Ltd., Class A(a)	339,200	212,904
Aluminum Corp. of China Ltd., Class H(a)	1,696,000	669,431
Baoshan Iron & Steel Co. Ltd., Class A	466,463	440,237
China Hongqiao Group Ltd.	742,000	647,964
China Metal Recycling Holdings Ltd.(a)(c)	132,000	0	(d)

Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class A	375,500	$261,939
China Molybdenum Co. Ltd., Class H	1,602,000	752,181
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	84,870	174,643
China Oriental Group Co. Ltd.	424,000	127,432
China Zhongwang Holdings Ltd.(a)	678,400	147,887
Ganfeng Lithium Co. Ltd., Class A	21,200	251,953
GEM Co. Ltd., Class A	99,999	77,659
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	76,500	64,874
Guangdong Hongda Blasting Co. Ltd., Class A	21,200	133,870
Hesteel Co. Ltd., Class A(a)	275,600	95,916
Hunan Valin Steel Co. Ltd., Class A	148,400	120,661
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	1,229,698	226,132
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	84,896	77,765
Jiangsu Shagang Co. Ltd., Class A	63,600	118,598
Jiangxi Copper Co. Ltd., Class A	84,800	283,528
Jiangxi Copper Co. Ltd., Class H	424,000	694,589
Jinchuan Group International Resources Co. Ltd.	1,484,000	160,795
MMG Ltd.(a)	982,000	428,141
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	233,200	85,413
Shandong Nanshan Aluminum Co. Ltd., Class A	318,000	139,186
Shanxi Taigang Stainless Steel Co. Ltd., Class A	167,500	95,460
Shougang Fushan Resources Group Ltd.	848,000	214,393
Tiangong International Co. Ltd.	424,000	185,406
Tongling Nonferrous Metals Group Co. Ltd., Class A	233,200	95,691
Xiamen Tungsten Co. Ltd., Class A	36,399	83,917
Yintai Gold Co. Ltd., Class A	68,240	92,612
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	21,200	168,570

		7,329,747

Finland — 0.1%
Outokumpu OYJ(a)(b)	130,168	399,700

France — 0.3%
APERAM SA	20,988	803,387
Eramet SA(a)(b)	4,028	176,012

		979,399

Germany — 0.7%
Aurubis AG	14,416	1,101,228
Salzgitter AG(a)	16,960	343,366
thyssenkrupp AG(a)	169,812	1,137,929

		2,582,523

India — 2.5%
APL Apollo Tubes Ltd.(a)	4,144	189,075
Hindalco Industries Ltd.	656,988	2,008,058
Jindal Steel & Power Ltd.(a)	175,647	578,720
JSW Steel Ltd.	362,944	1,716,303
Mishra Dhatu Nigam Ltd.(e)	19,716	51,090
MOIL Ltd.	1,869	3,121
National Aluminium Co. Ltd.	369,304	195,483
Ratnamani Metals & Tubes Ltd.	6,060	138,251
Tata Steel Ltd.	158,617	1,236,594
Tata Steel Ltd., GDR(f)	129,744	1,017,193
Vedanta Ltd.	786,732	1,282,780

		8,416,668

Indonesia — 0.2%
Merdeka Copper Gold Tbk PT(a)	4,197,600	576,724
Timah Tbk PT(a)	1,081,200	81,932

		658,656

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 5.1%
Asahi Holdings Inc.	21,200	$631,273
Daido Steel Co. Ltd.	15,500	645,121
Dowa Holdings Co. Ltd.	21,200	701,415
Hitachi Metals Ltd.	92,300	1,356,949
JFE Holdings Inc.(a)	203,800	1,868,452
Kobe Steel Ltd.(a)	127,200	616,025
Kyoei Steel Ltd.	10,100	144,708
Maruichi Steel Tube Ltd.	23,300	490,691
Mitsubishi Materials Corp.	49,200	935,166
Mitsui Mining & Smelting Co. Ltd.	24,000	680,815
Nippon Light Metal Holdings Co. Ltd.	25,840	444,069
Nippon Steel Corp.(a)	344,605	4,218,540
Sumitomo Metal Mining Co. Ltd.	99,700	3,716,460
Toho Titanium Co. Ltd.	21,200	140,080
Tokyo Steel Manufacturing Co. Ltd.	42,400	266,741
UACJ Corp.	15,638	268,594
Yamato Kogyo Co. Ltd.	21,200	537,954

		17,663,053

Malaysia — 0.3%
Press Metal Aluminium Holdings Bhd	593,600	1,019,931

Mexico — 1.4%
Grupo Mexico SAB de CV, Series B	1,314,400	4,782,482

Netherlands — 1.7%
AMG Advanced Metallurgical Group NV	12,296	333,294
ArcelorMittal SA(a)	301,676	5,539,272

		5,872,566

Norway — 0.7%
Norsk Hydro ASA	566,464	2,302,543

Peru — 0.6%
Southern Copper Corp.	36,040	2,139,695

Poland — 0.7%
Jastrzebska Spolka Weglowa SA(a)	23,956	156,404
KGHM Polska Miedz SA(a)	58,936	2,342,974

		2,499,378

Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	1,129,536	291,365

Russia — 3.3%
Alrosa PJSC	1,079,082	1,240,673
Mechel PJSC, ADR(a)	44,520	68,561
MMC Norilsk Nickel PJSC	26,628	7,468,859
Novolipetskiy Metallurgicheskiy Kombinat PAO	508,690	1,279,322
Severstal PAO	88,094	1,289,366

		11,346,781

Saudi Arabia — 0.6%
Saudi Arabian Mining Co.(a)	181,896	2,044,184

South Africa — 2.6%
African Rainbow Minerals Ltd.	47,064	729,365
Anglo American Platinum Ltd.	22,684	1,650,690
Impala Platinum Holdings Ltd.	336,868	3,541,889
Kumba Iron Ore Ltd.	26,712	909,619
Northam Platinum Ltd.(a)	151,792	1,728,573
Royal Bafokeng Platinum Ltd.(a)	61,692	254,162

		8,814,298

South Korea — 2.8%
Dongkuk Steel Mill Co. Ltd.(a)	24,168	162,714

Security	Shares	Value

South Korea (continued)
Hyundai Steel Co.	36,464	$1,047,901
KISWIRE Ltd.	61	794
Korea Zinc Co. Ltd.	3,604	1,234,392
Namsun Aluminum Co. Ltd.(a)	25,440	99,778
Poongsan Corp.	8,480	209,979
POSCO	31,164	6,590,191
SAM KANG M&T Co. Ltd.(a)	9,540	166,393
Seah Besteel Corp.	5,300	49,334
SeAH Steel Holdings Corp.	1	42
Young Poong Corp.	212	97,517

		9,659,035

Spain — 0.2%
Acerinox SA	67,840	700,813

Sweden — 1.6%
Boliden AB	114,904	3,971,359
Granges AB(a)(b)	31,800	351,112
SSAB AB, Class A(a)	99,640	315,711
SSAB AB, Class B(a)	255,248	705,162

		5,343,344

Taiwan — 1.8%
China Metal Products	212,011	258,482
China Steel Corp.	4,993,612	3,994,539
Chung Hung Steel Corp.(a)	430,000	181,791
Feng Hsin Steel Co. Ltd.	212,000	435,864
TA Chen Stainless Pipe	540,099	532,472
Tung Ho Steel Enterprise Corp.	212,000	248,799
YC INOX Co. Ltd.	212,000	190,783
Yieh Phui Enterprise Co. Ltd.(a)	424,644	182,507

		6,025,237

Turkey — 0.4%
Eregli Demir ve Celik Fabrikalari TAS	583,424	820,437
Izmir Demir Celik Sanayi AS(a)	41,340	109,187
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	319,272	199,998
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	86,072	139,414

		1,269,036

United Kingdom — 18.6%
Anglo American PLC	516,008	15,248,716
Antofagasta PLC	166,420	2,785,013
Central Asia Metals PLC	70,384	203,906
Eurasia Mining PLC(a)	470,155	243,854
Evraz PLC	216,876	1,118,494
Ferrexpo PLC	126,140	357,351
Glencore PLC(a)	4,191,240	11,854,092
Hill & Smith Holdings PLC	35,404	623,912
KAZ Minerals PLC	100,064	856,047
Rio Tinto PLC	472,007	30,461,578

		63,752,963

United States — 11.6%
Alcoa Corp.(a)	77,804	1,548,300
Allegheny Technologies Inc.(a)	52,788	712,110
Arconic Corp.(a)	41,340	1,137,264
Carpenter Technology Corp.	20,352	497,403
Century Aluminum Co.(a)(b)	22,535	228,730
Cleveland-Cliffs Inc.	169,600	1,867,296
Commercial Metals Co.	50,456	1,004,579
Compass Minerals International Inc.	14,239	889,368
Coronado Global Resources Inc.(e)	280,496	217,018

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Freeport-McMoRan Inc.	610,984	$14,290,916
Kaiser Aluminum Corp.	6,784	529,016
Materion Corp.	8,480	494,384
Nucor Corp.	126,776	6,807,871
Reliance Steel & Aluminum Co.	26,726	3,148,323
Schnitzer Steel Industries Inc., Class A	11,448	293,298
Steel Dynamics Inc.	88,644	3,209,799
SunCoke Energy Inc.	35,828	161,226
United States Steel Corp.	92,644	1,314,618
Warrior Met Coal Inc.	22,553	392,873
Worthington Industries Inc.	16,324	844,277

		39,588,669

Total Common Stocks — 98.6% (Cost: $326,500,606)		337,610,974

Preferred Stocks

Brazil — 1.1%
Bradespar SA, Preference Shares, NVS	84,800	914,731
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	21,200	74,745
Gerdau SA, Preference Shares, NVS	466,400	1,956,990
Metalurgica Gerdau SA, Preference Shares, NVS	318,000	605,754
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	169,600	429,813

		3,982,033

Total Preferred Stocks — 1.1% (Cost: $1,945,075)		3,982,033

Rights

Sweden — 0.0%
Granges AB (Expires 12/11/20)(a)(b)	31,800	47,980

Total Rights — 0.0% (Cost: $0)		47,980

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(g)(h)(i)	3,282,143	$3,284,113

Total Short-Term Investments — 1.0% (Cost: $3,283,217)		3,284,113

Total Investments in Securities — 100.7% (Cost: $331,728,898)		344,925,100

Other Assets, Less Liabilities — (0.7)%		(2,434,383)

Net Assets — 100.0%		$342,490,717

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,607,682	$1,677,829	(a)	$—	$(684)	$(714)	$3,284,113	3,282,143	$23,322	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	94		—

					$(684)	$(714)	$3,284,113		$23,416		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Metals & Mining Producers ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	11	12/18/20	$ 661	$70,903

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$337,610,974	$—	$0	(a)	$337,610,974
Preferred Stocks	3,982,033	—	—		3,982,033
Rights	47,980	—	—		47,980
Money Market Funds	3,284,113	—	—		3,284,113

	$344,925,100	$—	$0	(a)	$344,925,100

Derivative financial instruments(b)
Assets
Futures Contracts	$70,903	$—	$—		$70,903

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

4